Property, plant and equipment - Property, plant and equipment and related accumulated depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 242,855	$ 129,812
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	279,402	147,821	$ 72,457
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(36,547)	(18,009)	(5,488)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,827	487
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,827	487	210
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	132,428	87,563
Building and improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	132,428	87,563	48,060
Building and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(19,731)	(10,566)	(3,521)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,214	37,526
Furniture and fixtures | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,214	37,526	13,486
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,530)	(7,877)	(1,860)
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,756	1,858
Information technology | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,756	1,858	582
Information technology | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,286)	(510)	(107)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,177	20,387
Construction in progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 73,177	20,387	$ 10,119
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 944